Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 447,000
Previously Paid Amount	0.00
Total Fee Amount	61.73
Total Offset Amount	0.00
Net Fee	61.73
Narrative - Max Aggregate Offering Price	$ 447,000
Final Prospectus	true